UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2008

Date of reporting period:  February 29, 2008

Item 1. Schedule of Investments.

Bristlecone Fund
Schedule of Investments
February 29, 2008 (Unaudited)

		Shares		Value
COMMON STOCKS - 79.06%
Automobiles - 3.46%
Harley-Davidson, Inc.		650		$24,154

Capital Markets - 4.49%
Legg Mason, Inc.		475		31,369

Commercial Banks - 8.57%
Bank of America Corp.		850		33,779
Wachovia Corp.		850		26,027
				59,806
Commercial Services & Supplies - 3.40%
Cintas Corp.		825		23,743

Communications Equipment - 3.36%
Motorola, Inc.		2,350		23,430

Computers & Peripherals - 7.11%
Dell, Inc. (a)		2,500		49,625

Construction Materials - 3.36%
Cemex S.A. de C.V. - ADR (a)		850		23,417

Consumer Finance - 5.00%
American Express Co.		825		34,897

Diversified Financial Services - 2.38%
Citigroup, Inc.		700		16,597

Diversified Telecommunication Services - 2.80%
Sprint Corp.		2,750		19,553

Health Care Providers & Services - 3.37%
Health Management Associates, Inc.		4,400		23,540

Insurance - 8.01%
American International Group, Inc.		675		31,631
The Progressive Corp.		1,325		24,287
				55,918
Internet & Catalog Retail - 3.60%
Liberty Media Holding Corp. (a)		1,750		25,130

IT Services - 3.60%
Electronic Data Systems Corp.		1,450		25,114

Media - 0.54%
The DIRECTV Group Inc. (a)		150		3,758

Pharmaceuticals - 2.46%
Novartis AG - ADR		350		17,203

Semiconductor & Semiconductor Equipment - 5.71%
Intel Corp.		1,150		22,942
Maxim Integrated Products, Inc.		925		16,900
				39,842
Specialty Retail - 5.61%
Home Depot, Inc.		1,475		39,161

Thrifts & Mortgage Finance - 2.23%
Washington Mutual, Inc.		1,050		15,540

TOTAL COMMON STOCKS (Cost $596,831)				551,797

SHORT TERM INVESTMENTS - 28.93%
Fidelity Government Portfolio - I
3.380% (b)		201,891		201,891

TOTAL SHORT TERM INVESTMENTS (Cost $201,891)				201,891

Total Investments (Cost $798,722) - 107.99%				753,688
Liabilities in Excess of Other Assets - (7.99)%				(55,753)
TOTAL NET ASSETS - 100.00%				$697,935

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing
(b) Variable Rate

The cost basis of investments for federal income tax purposes at February 29, 2008 was as follows*:

Cost of investments			$ 798,722
	Gross unrealized appreciation		2,987
	Gross unrealized depreciation		(48,021)
	Net unrealized depreciation		$ (45,034)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated November
30, 2008.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date                         April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date                         April 22, 2008